BANK FINANCIAL ASSETS AND LIABILITIES - Movements in the allowance for impairment losses attributable to bank deposits and loans (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movements in the allowance for impairment losses attributable to bank deposits and loans to customers
Beginning balance	₽ 4,318	₽ 2,344	₽ 2,160
Provision charge			2,880
Bad debt written-off			(2,696)
Ending Balance	4,203	4,318	2,344
Bank deposits and loans
Movements in the allowance for impairment losses attributable to bank deposits and loans to customers
Beginning balance	7,729	8,486
Provision charge	3,533	634
Recovery of bad debt written-off	828	430
Bad debt written-off	(2,022)	(1,817)
Sale of loans	(40)
Foreign currency revaluation effect	3	(4)
Ending Balance	10,031	7,729	8,486
Loans to customers
Movements in the allowance for impairment losses attributable to bank deposits and loans to customers
Beginning balance	7,689	8,444
Provision charge	3,551	636
Recovery of bad debt written-off	827	430
Bad debt written-off	(2,006)	(1,817)
Sale of loans	(40)
Foreign currency revaluation effect	3	(4)
Ending Balance	10,024	7,689	8,444
Due from banks
Movements in the allowance for impairment losses attributable to bank deposits and loans to customers
Beginning balance	40	42
Provision release	(18)	(2)
Recovery of bad debt written-off	1
Bad debt written-off	(16)
Ending Balance	₽ 7	₽ 40	₽ 42